Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Related party transactions
Revenue generated	¥ 133,758	¥ 95,821	¥ 59,953
Amounts due from related parties	93,270	68,984		$ 13,523
Amounts due to related parties	30,434	73,794		$ 4,413
Alibaba Group Holding Limited
Related party transactions
Amounts due from related parties	38,405	24,581
Amounts due to related parties	21,339	48,767
Alibaba Group Holding Limited | Warehousing Service Revenue
Related party transactions
Revenue generated	34,614	33	1,295
Alibaba Group Holding Limited | Store Operation Service
Related party transactions
Revenue generated	7,523	12,313	21,418
Alibaba Group Holding Limited | I T Service
Related party transactions
Fees paid	10,718
Alibaba Group Holding Limited | Logistic Service
Related party transactions
Fees paid	47,569	72,459	88,962
Alibaba Group Holding Limited | Marketing and Platform Service [Member]
Related party transactions
Fees paid	746,858	752,833	671,468
Alibaba Group Holding Limited | Purchase of Product [Member]
Related party transactions
Revenue generated	5,954
Baobida IOT Technology (Suzhou) Co., Ltd
Related party transactions
Amounts due from related parties	19,110	0
Amounts due to related parties	4,151	0
Baobida IOT Technology (Suzhou) Co., Ltd | Logistic Service
Related party transactions
Fees paid	8,224
Beijing Pengtai Baozun E-commerce Co., Ltd.
Related party transactions
Amounts due from related parties	2,002	0
Beijing Pengtai Baozun E-commerce Co., Ltd. | Store Operation Service
Related party transactions
Revenue generated	4,951
Beijing Pengtai Baozun E-commerce Co., Ltd. | I T Service
Related party transactions
Revenue generated		2,062	4,296
Signify Lighting Technology (Shanghai) Co., Ltd.
Related party transactions
Amounts due from related parties	3,648	4,705
Signify Lighting Technology (Shanghai) Co., Ltd. | Warehousing Service Revenue
Related party transactions
Revenue generated	91	2,787	8,078
Signify Lighting Technology (Shanghai) Co., Ltd. | Store Operation Service
Related party transactions
Revenue generated	5,912	6,160	20,735
Shanghai Kewei E-commerce Co., Ltd.
Related party transactions
Amounts due from related parties	5,580	8,800
Shanghai Kewei E-commerce Co., Ltd. | Store Operation Service
Related party transactions
Revenue generated	938	1,565	3,702
Shanghai Kewei E-commerce Co., Ltd. | Marketing and Platform Service [Member]
Related party transactions
Fees paid	52,806	26,986	2,141
Jiangsu Creaway Supply Chain Management Co., Ltd.
Related party transactions
Amounts due from related parties	6,906	30,898
Amounts due to related parties	2,935	23,229
Jiangsu Creaway Supply Chain Management Co., Ltd. | Logistic Service
Related party transactions
Revenue generated	2,239	2,333
Revenues collected	64,572	68,556
Fees paid	4,339	2,244
Service fees advanced	13,410	57,904
Hangzhou Juxi Technology Co., Ltd.
Related party transactions
Amounts due to related parties	1,507	246
Hangzhou Juxi Technology Co., Ltd. | Outsourcing Labor Cost [Member]
Related party transactions
Fees paid	6,406	15,167	17,996
Jiangsu Shanggao Supply Chain Co., Ltd. | Logistic Service
Related party transactions
Fees paid		330	5,810
Hangzhou Baichen Technology Co., Ltd. | Marketing and Platform Service [Member]
Related party transactions
Fees paid	715	6,230	3,849
Zunrui (Nantong) E-commerce Co., Ltd. [Member] | Outsourcing Labor Cost [Member]
Related party transactions
Fees paid		10,273	3,976
Aoxue Culture Communication (Beijing) Co., Ltd
Related party transactions
Amounts due from related parties	3,222	0
Aoxue Culture Communication (Beijing) Co., Ltd | Store Operation Service
Related party transactions
Revenue generated	3,175
Changsha Benwei Fresh Food Brand Management Co., Ltd
Related party transactions
Amounts due from related parties	6,564	0
Changsha Benwei Fresh Food Brand Management Co., Ltd | Store Operation Service
Related party transactions
Revenue generated	6,321
Others
Related party transactions
Revenue generated	1,977	12	429
Fees paid	1,374	1,414	¥ 625
Amounts due from related parties	79	0
Amounts due to related parties	502	1,552
Shanghai Mansen Brand Management Co., Ltd [Member]
Related party transactions
Amounts due from related parties	1,454	0
Shanghai Mansen Brand Management Co., Ltd [Member] | Store Operation Service
Related party transactions
Revenue generated	1,443
Hunan Leier Media Co., Ltd. [Member]
Related party transactions
Amounts due from related parties	¥ 6,300	¥ 0